Earnings (loss) per share (Tables)	9 Months Ended
May 31, 2026
Notes and other explanatory information [abstract]
Schedule of earnings (loss) per share

	Three months ended May 31,		Nine months ended May 31,
	2026	2025	2026	2025
Net earnings (loss) attributable to shareholders	$2,839	$(218)	$(21,705)	$(1,758)
Weighted average number of common shares for basic EPS(1)	331,192,969	293,920,641	311,885,537	293,040,937
Effect of dilutive stock options and restricted share units (“RSU”)	10,920,041	-	-	-
Weighted average number of common shares for diluted EPS(1)	342,113,011	293,920,641	311,885,537	293,040,937
(1)	The weighted average number of common shares for basic and diluted EPS include 2.7 million of vested, but unissued, gross common shares relating to share-based compensation.